RESTRICTED CASH	9 Months Ended
Mar. 31, 2017
Receivables [Abstract]
RESTRICTED CASH
4.	RESTRICTED CASH

Restricted cash represents amounts held in escrow to secure payment of work related to the Company’s Elk Creek Project feasibility study. Under the terms of the escrow agreement, the balance of $265 will be drawn against outstanding accounts payable once certain project milestones are met.